Related Party Transactions - Schedule of Related Party Payables (Details) (Parenthetical) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
		Aug. 31, 2018	Aug. 17, 2018	Feb. 12, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2019		Dec. 31, 2018	Mar. 31, 2020		Mar. 31, 2019		Jan. 16, 2019
Proceeds from related parties				$ 1,070,000				$ 2,164,500		$ 1,480,777	$ 4,484,979		$ 1,905,777
Repayments for related party debt								1,754,500		996,169	2,192,160		1,367,168
Settlement of debt					$ 443,907			1,725,384		19,387	2,018,791		19,387
Short-term promissory note advance funds					668,608	[1]		668,608	[1]		1,526,427	[2]	440,489	[1]
Promissory note	[3]										1,033,333
Accounts payable related party					$ 75,000	[4]		75,000	[4]		55,000	[5]		[4]
Repayments of debt								3,801,562		$ 1,164,396	5,020,795		2,936,044
Joeseph Cammarata [Member] | Promissory Note Entered into on 1/16/19 [Member]
Interest incurred											33,333
Promissory note											$ 1,000,000
Debt term											1 year
Debt instrument interest percentage											20.00%
Short-term Promissory Note [Member]
Interest incurred													$ 5,000
Repayments for related party debt								105,000			$ 105,000
Short-term promissory note advance funds			$ 100,000
Debt instrument due date		Aug. 31, 2019	Aug. 31, 2018
Debt instrument interest percentage															0.00%
Repayments of debt								60,000			60,000
Common Stock [Member]
Settlement of debt											500,000
APEX Units [Member]
Settlement of debt											100,000
Majority Shareholders and Other Related Parties [Member]
Proceeds from related parties								1,164,500			2,484,979
Interest incurred								714,999			769,999
Repayments for related party debt								1,649,500			1,292,160
Settlement of debt								$ 1,880			1,880
Mac Accounting Group, LLP [Member] | Jayme McWidener [Member] | Employment Agreement [Member]
Accounts payable related party											75,000
Repayments of debt											$ 20,000

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the nine months ended December 31, 2019, we received $1,164,500 in cash proceeds from advances, incurred $714,999 in interest expense on the advances, and repaid related parties $1,649,500. Also during the nine months ended December 31, 2019 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018.
[2]	We periodically receive advances for operating funds from our current majority shareholders, officers, directors and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2020, we received $2,484,979 in cash proceeds from advances, incurred $769,999 in interest, and repaid related parties a total of $1,292,160. Also during the year ended March 31, 2020 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018, settled $100,000 by issuing APEX units, and settled $500,000 with the issuance of common stock.
[3]	We entered into a $1,000,000 promissory note with Joseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the year ended March 31, 2020 we recognized $33,333 of interest expense on the note.
[4]	During the nine months ended December 31, 2019 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet.
[5]	During the year ended March 31, 2020 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet. We made repayments on the liability of $20,000 since the date we entered into the employment agreement.